Taxation	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Taxation

11. Taxation

(a)	Tax (charge)/credit

	Year Ended June 30
	2026			2025			2024
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	-	-	-	-	-	-
Foreign tax	(12)	-	(12)	139	-	139	-	-	-
Total current tax	(12)	-	(12)	139	-	139	-	-	-

Deferred tax
Current year
UK tax	-	-	-	-	-	-	-	-	-
Foreign tax	(1,606)	-	(1,606)	552	-	552	(1,603)	-	(1,603)
Total deferred tax	(1,606)	-	(1,606)	552	-	552	(1,603)	-	(1,603)

Total income tax	(1,618)	-	(1,618)	691	-	691	(1,603)	-	(1,603)

All current and deferred tax charges/(credits) recognised in both the current and prior year relate to foreign taxation arising in jurisdictions outside the United Kingdom.

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Loss before income tax before discontinuing operations	(48,735)	(17,997)	(44,216)
Group weighted average corporation tax rate	24.7%	25.0%	18.40%
Tax at standard rate	12,022	4,499	8,121
Effects of:
Effect of tax rates in foreign jurisdictions and other reconciling items	(1,270)	(349)	-
Other taxable/(deductible) items	230	-	-
Deferred tax assets not recognized on tax losses	(12,608)	(3,459)	(9,724)
Other tax effect	8	-	-
Total income tax from continuing operation for the period recognized in the
Consolidated Statements of Comprehensive Loss	(1,618)	691	(1,603)

(b)	Deferred tax

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Deferred tax assets	3,206	4,405	4,099
Deferred tax liabilities	(7,850)	(2,572)	(2,873)
Net deferred tax (liability)/asset	(4,644)	1,833	1,226

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
June 30, 2023	4,276	860	5,136
Credit to comprehensive income	(177)	(860)	(1,037)
June 30, 2024	4,099	-	4,099
Charged to comprehensive income	306	-	306
June 30, 2025	4,405	-	4,405
Charged to comprehensive income	(1,199)	-	(1,199)
June 30, 2026	3,206	-	3,206

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2023	-	(2,232)	(2,232)
Charged to comprehensive income	-	(641)	(641)
June 30, 2024	-	(2,873)	(2,873)
Charged to comprehensive income		301	301
June 30, 2025	-	(2,572)	(2,572)
Movement recognized during the year	-	(408)	(408)
Acquired in business combination	-	(5,256)	(5,256)
Translation and other differences	-	386	386
June 30, 2026	-	(7,850)	(7,850)

Deferred tax by type of temporary difference

(US dollars in thousands)

Asset / (Liability)	2026	2025
Property, plant and equipment	(354)	-
Intangible assets	(4,330)	(3,206)
Right-of-use assets	(2,192)	-
Lease liabilities	2,232	-
Borrowings	-	-
Other temporary differences	-	624
Tax losses carried forward	16,665	4,405
Deferred tax assets not recognized	(16,665)	-
Recognized net deferred tax (liability)/asset	(4,644)	1,833
Presented as: deferred tax assets	-	4,405
Presented as: deferred tax liabilities - net	(4,644)	(2,572)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.

At the reporting date, the Group had unused tax losses of $65.84 million (2025: $50.35 million) for which deferred tax assets of $16.65 million (2025: $12.86 million) have not been recognized. These amounts represent the remaining unused tax losses after recognizing deferred tax assets to the extent that they are supported by corresponding taxable temporary differences.

No deferred tax asset has been recognized in respect of the remaining losses as it is not considered probable that sufficient future taxable profits will be available against which these losses can be utilized. The unused tax losses may be carried forward indefinitely in the jurisdictions to which they relate.

The deferred tax balances as of June 30, 2025 are presented as previously reported, with no restatement. The basis for recognising deferred tax assets and offsetting deferred tax assets and liabilities is consistent across all periods presented.

The recognized deferred tax asset is limited to the amount supported by corresponding taxable temporary differences, resulting in full offset against the recognized deferred tax liability.